METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED DECEMBER 15, 2011

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

In the section entitled “Portfolio Managers,” the information pertaining to Neuberger Berman Mid Cap Value Portfolio (the “Portfolio”) is amended to delete all references to S. Basu Mullick. Moreover, the following information is added for Michael C. Greene, the new portfolio manager of the Portfolio:

Neuberger Berman Mid Cap Value Portfolio

Other Accounts Managed as of November 30, 2011:

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Michael C. Greene,	Registered investment companies	0	N/A	0	N/A
Neuberger Berman Mid Cap Value Portfolio	Other pooled investment vehicles	0	N/A	0	N/A
	Other accounts	2	$92,000,000	0	N/A

In addition, as of November 30, 2011, Mr. Greene beneficially owned no equity securities of any Portfolio for which he served as portfolio manager.